GOODWILL (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, Beginning Balance		$ 21,442	$ 26,470
Acquisitions and others		(5,028)	(1,185)
Deconsolidation of subsidiary		(3,184)
Impairment of goodwill			(3,843)	$ (1,185)
Goodwill, Ending Balance		18,258	21,442	26,470
Syneron [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	[1]	15,321	15,321
Acquisitions and others	[1]
Deconsolidation of subsidiary	[1]
Impairment of goodwill	[1]
Goodwill, Ending Balance	[1]	15,321	15,321	15,321
Light Instruments Ltd. (LI) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance		3,184	3,184
Acquisitions and others
Deconsolidation of subsidiary		(3,184)
Impairment of goodwill
Goodwill, Ending Balance			3,184	3,184
Rakuto Bio Technologies Ltd. (RBT) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance		2,528	2,528
Acquisitions and others		(2,528)	(1,185)
Deconsolidation of subsidiary
Impairment of goodwill			(1,343)
Goodwill, Ending Balance			2,528	2,528
Cool Touch Inc (CT) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance		5,437	5,437
Acquisitions and others		(2,500)
Deconsolidation of subsidiary
Impairment of goodwill			(2,500)
Goodwill, Ending Balance		$ 2,937	$ 5,437	$ 5,437

[1]	Syneron reporting unit includes goodwill attributed to the acquisitions of UltraShape Ltd., Primaeva Medical Inc., Inlight Corp. and Traspharma.